DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt	$ 1,878,061	$ 1,380,787
Subtotal	1,167,733	1,195,187
Secured Debt | Golar Arctic Facility
Debt Instrument [Line Items]
Total debt	80,200	87,500
Secured Debt | Golar Viking Facility
Debt Instrument [Line Items]
Total debt	0	82,000
Secured Debt | Golar Viking 2015 Facility
Debt Instrument [Line Items]
Total debt	62,500	0
Secured Debt | GoFLNG Hilli Facility
Debt Instrument [Line Items]
Total debt	50,000	0
Secured Debt | Golar Seal Facility
Debt Instrument [Line Items]
Total debt	106,612	117,273
Secured Debt | Golar Celsius Facility
Debt Instrument [Line Items]
Total debt	107,020	117,721
Secured Debt | Golar Crystal Facility
Debt Instrument [Line Items]
Total debt	111,941	122,602
Secured Debt | Golar Penguin Facility
Debt Instrument [Line Items]
Total debt	118,144	128,885
Secured Debt | Golar Bear Facility
Debt Instrument [Line Items]
Total debt	118,524	129,299
Secured Debt | Golar Frost Facility
Debt Instrument [Line Items]
Total debt	120,357	131,298
Secured Debt | Golar Glacier Facility
Debt Instrument [Line Items]
Total debt	177,176	185,600
Secured Debt | Golar Snow Facility
Debt Instrument [Line Items]
Total debt	178,566	0
Secured Debt | Golar Kelvin Facility
Debt Instrument [Line Items]
Total debt	182,540	0
Secured Debt | Golar Ice Facility
Debt Instrument [Line Items]
Total debt	172,046	0
Shareholder Notes Payable | Keppel Shareholder Loan
Debt Instrument [Line Items]
Total debt	44,066	35,572
Shareholder Notes Payable | B&V Shareholder Loan
Debt Instrument [Line Items]
Total debt	5,000	5,000
Convertible Debt | Convertible Bonds
Debt Instrument [Line Items]
Total debt	$ 243,369	$ 238,037